CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating and formation costs	$ 907,406	$ 713,187
Loss from operations	(907,406)	(713,187)
Other Income:
Forgiveness of debt	352,071	0
Interest income	138,764	1,205,820
Other income	490,835	1,205,820
(Loss) income before provision for income taxes	(416,571)	492,633
Provision for income taxes	(17,841)	(84,206)
Net (loss) income	$ (434,412)	$ 408,427
Common Stock Subject to Possible Redemption
Other Income:
Weighted average shares outstanding, basic and diluted	546,586	4,555,229
Basic and diluted net loss per common share	$ 0.00	$ 0.15
Non-redeemable Common Stock
Other Income:
Weighted average shares outstanding, basic and diluted	2,736,258	2,783,021
Basic and diluted net loss per common share	$ (.16)	$ (.11)